Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table		$ 2,859,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption request notice to prior period	1 day
Impact fee on redemptions and subscriptions of $5 million or more		5,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption request notice to prior period	30 days
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table		2,803,000
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table		$ 56,000